Income taxes - Current and deferred component of income tax expenses (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income taxes
Current tax	$ (24,111,375)	¥ (157,326,719)	¥ 71,809,290	¥ 213,083,260
Deferred tax	(21,847,037)	(142,551,916)	(164,911,933)	(3,162,072)
Total	$ 45,958,412	¥ 299,878,635	¥ 93,102,643	¥ (209,921,188)